Share-Based Compensation - Restricted Stock Awards (RSAs) and Restricted Stock Units (RSUs) - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 04, 2024	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Restricted Stock Awards (RSAs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting rights, description				RSA typically vests 25% on the first anniversary of the issuance date and incrementally vest monthly for the three-year period thereafter.
Vesting percentage				25.00%
Restricted Stock Awards (RSAs) [Member] | 25% on First Anniversary
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				1 year
Restricted Stock Awards (RSAs) [Member] | Incrementally Vest Monthly for Three-Year Period Thereafter
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				3 years
Restricted Stock Awards (RSAs) [Member] | Merger Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vested	24,700		7,700	0
Unamortized compensation cost			$ 0	$ 0
Restricted Stock Awards (RSAs) [Member] | Merger Agreement [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vested		17,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting rights, description				RSU vests based on a service-based requirement and a liquidity event plus service requirement.
Unrecognized compensation expense			$ 2,800,000	$ 2,800,000
Weighted-average vesting term				2 years